AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 97.6%
Communication Services - 11.2%
Alphabet, Inc., Class A (United States)	13,945	$2,392,124
Charter Communications, Inc., Class A (United States)*	3,315	1,258,772

Total Communication Services		3,650,896
Consumer Discretionary - 10.9%
Amadeus IT Group SA (Spain)	14,044	924,950
Amazon.com, Inc. (United States)*	10,586	1,979,370
Cie Financiere Richemont SA (Switzerland)	4,369	666,410

Total Consumer Discretionary		3,570,730
Consumer Staples - 9.9%
Diageo PLC (United Kingdom)	48,848	1,519,905
Unilever PLC (United Kingdom)	28,160	1,725,217

Total Consumer Staples		3,245,122
Financials - 16.6%
Aon PLC, Class A (United States)	4,429	1,454,971
Fiserv, Inc. (United States)*	8,072	1,320,337
Intercontinental Exchange, Inc. (United States)	6,948	1,053,039
Mastercard, Inc., Class A (United States)	1,979	917,682
Moody's Corp. (United States)	1,519	693,393

Total Financials		5,439,422
Health Care - 21.4%
Becton Dickinson & Co. (United States)	3,712	894,815
Bio-Rad Laboratories, Inc., Class A (United States)*	1,776	600,927
The Cooper Cos., Inc. (United States)	6,204	579,019
Elevance Health, Inc. (United States)	1,965	1,045,439
Sonic Healthcare, Ltd. (Australia)	34,594	626,953
Thermo Fisher Scientific, Inc. (United States)	1,646	1,009,558
	Shares	Value

UnitedHealth Group, Inc. (United States)	2,593	$1,493,983
Zoetis, Inc. (United States)	4,098	737,804

Total Health Care		6,988,498
Industrials - 24.4%
Aena SME SA (Spain)[1]	5,057	960,823
Airbus SE (France)	8,975	1,358,158
Automatic Data Processing, Inc. (United States)	2,392	628,187
BAE Systems PLC (United Kingdom)	5,259	87,710
Canadian Pacific Kansas City, Ltd. (Canada)	17,542	1,470,371
Safran SA (France)	5,538	1,216,658
Siemens AG (Germany)	5,245	960,344
Vinci, S.A. (France)	11,340	1,294,098

Total Industrials		7,976,349
Information Technology - 3.2%
Microsoft Corp. (United States)	2,482	1,038,345

Total Common Stocks (Cost $28,412,573)		31,909,362
Short-Term Investments - 2.5%
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%[2]	322,062	322,062
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[2]	483,093	483,093

Total Short-Term Investments (Cost $805,155)		805,155
Total Investments - 100.1% (Cost $29,217,728)		32,714,517
Other Assets, less Liabilities - (0.1)%		(19,880)
Net Assets - 100.0%		$32,694,637

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of this security amounted to $960,823 or 2.9% of net assets.
[2]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,098,558	$5,877,791	—	$7,976,349
Health Care	6,361,545	626,953	—	6,988,498
Financials	5,439,422	—	—	5,439,422
Communication Services	3,650,896	—	—	3,650,896
Consumer Discretionary	1,979,370	1,591,360	—	3,570,730
Consumer Staples	—	3,245,122	—	3,245,122
Information Technology	1,038,345	—	—	1,038,345
Short-Term Investments
Other Investment Companies	805,155	—	—	805,155
Total Investments in Securities	$21,373,291	$11,341,226	—	$32,714,517

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.0
Canada	4.6
France	12.1
Germany	3.0
Spain	5.9
Switzerland	2.1
United Kingdom	10.4
United States	59.9
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.